GENERAL - Narrative (Details)	Dec. 31, 2018 storage_unit	Dec. 31, 2018 carrier	Dec. 31, 2018	Dec. 31, 2018 vessel	Jul. 12, 2018	Dec. 31, 2017 storage_unit carrier
FSRUs
Ownership interests:
Number of vessels	6			6		6
LNG Carriers
Ownership interests:
Number of vessels		4		4		4
Golar
Ownership interests:
Ownership interest			30.60%			30.40%
Golar GP LLC
Ownership interests:
General Partners ownership interest			2.00%			2.00%
Incentive Distribution Rights | Golar GP LLC
Ownership interests:
Ownership of incentive distribution rights (IDRs)			100.00%			100.00%
Hilli
Ownership interests:
Percentage of voting interests acquired			50.00%		50.00%